UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549


                                    FORM 10-D

                               ASSET-BACKED ISSUER
              DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

 For the monthly distribution period from:
 May 26, 2007 to June 25, 2007

 Commission File Number of issuing entity: 333-140247-01

 Bear Stearns Mortgage Funding Trust 2007-AR2
 (Exact name of issuing entity as specified in its charter)

 Commission File Number of depositor:  333-140247

 Structured Asset Mortgage Investments II Inc.
 (Exact name of depositor as specified in its charter)

 EMC Mortgage Corporation
 (Exact name of sponsor as specified in its charter)

 New York
 (State or other jurisdiction of incorporation or organization of the issuing entity)

 54-2198906
 54-2198907
 54-2198908
 54-6737512
 (I.R.S. Employer Identification No.)

 c/o Wells Fargo Bank, N.A.
 9062 Old Annapolis Road
 Columbia, MD                                                    21045
 (Address of principal executive offices of the issuing entity)  (Zip Code)

 (410) 884-2000
 (Telephone number, including area code)

 Not Applicable
 (Former name, former address, if changed since last report)


                                   Registered/reporting
                                   pursuant to (check one)

  Title of                         Section  Section  Section   Name of Exchange
  Class                            12(b)    12(g)    15(d)     (If Section 12(b))

  A-1                              _____    _____    __X___    ____________
  A-2                              _____    _____    __X___    ____________
  A-3                              _____    _____    __X___    ____________
  B-1                              _____    _____    __X___    ____________
  B-2                              _____    _____    __X___    ____________
  B-3                              _____    _____    __X___    ____________
  B-4                              _____    _____    __X___    ____________
  B-5                              _____    _____    __X___    ____________
  XP                               _____    _____    __X___    ____________
  B-IO                             _____    _____    __X___    ____________
  R                                _____    _____    __X___    ____________
  R-X                              _____    _____    __X___    ____________


 Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
    Yes __X__  No ____

 Part I - DISTRIBUTION INFORMATION

 Item 1. Distribution and Pool Performance Information

 On June 25, 2007 a distribution was made to holders of Bear Stearns Mortgage Funding Trust 2007-AR2.

 The distribution report is attached as an Exhibit to this Form 10-D. Please see Item 9(b), Exhibit 99.1 for the related information.


 Part II - OTHER INFORMATION

 Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

       (99.1) Monthly report distributed to holders of Bear Stearns Mortgage Funding Trust 2007-AR2, relating to the June 25, 2007 distribution.


    (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.


 SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

 Bear Stearns Mortgage Funding Trust 2007-AR2
 (Issuing Entity)


 EMC Mortgage Corporation
 (Servicer)

 /s/ Mark Novachek
 Mark Novachek, Senior Vice President

 Date: July 9, 2007

EXHIBIT INDEX

 Exhibit Number  Description

 EX-99.1 Monthly report distributed to holders of Bear Stearns Mortgage Funding Trust 2007-AR2, relating to the June 25, 2007 distribution.



 EX-99.1


Bear Stearns Mortgage Funding
Mortgage Pass-Through Certificates



Distribution Date:       6/25/2007


Bear Stearns Mortgage Funding
Mortgage Pass-Through Certificates
Series 2007-AR2


Contact: Customer Service - SecuritiesLink
         Wells Fargo Bank, N.A.
         Securities Administration Services
         7485 New Horizon Way
         Frederick, MD 21703
         www.ctslink.com
         Telephone: (301) 846-8130
         Fax:       (301) 815-6660







                                         Certificateholder Distribution Summary

         Class                     CUSIP           Record         Certificate            Beginning             Interest
                                                     Date        Pass-Through          Certificate         Distribution
                                                                         Rate              Balance
          A-1                  07401TAA4       06/22/2007            5.49000%       428,491,784.35         2,025,694.91
          A-2                  07401TAB2       06/22/2007            5.52000%       214,245,892.18         1,018,382.14
          A-3                  07401TAC0       06/22/2007            5.55000%        71,415,960.31           341,308.78
          B-1                  07401TAD8       06/22/2007            5.68000%        29,240,000.00           143,016.09
          B-2                  07401TAE6       06/22/2007            5.87000%        15,622,000.00            78,964.87
          B-3                  07401TAF3       06/22/2007            6.72000%        11,616,000.00            67,217.92
          B-4                  07401TAG1       06/22/2007            7.47000%         4,007,326.83            25,777.13
          B-5                  07401TAH9       05/31/2007            7.47000%        16,027,306.65           103,095.65
           XP                  07401TAJ5       05/31/2007            0.00000%                 0.00            41,459.79
          B-IO                 07401TAK2       05/31/2007            0.00000%         6,408,867.35           996,835.49
           R                   07401TAL0       05/31/2007            0.00000%                 0.00                 0.00
          R-X                  07401TAM8       05/31/2007            0.00000%                 0.00                 0.00

Totals                                                                              797,075,137.67         4,841,752.77


                                   Certificateholder Distribution Summary (continued)

         Class                   Principal           Current               Ending                Total        Cumulative
                              Distribution          Realized          Certificate         Distribution          Realized
                                                        Loss              Balance                                 Losses
          A-1                 3,599,137.93              0.00       424,892,646.43         5,624,832.84              0.00
          A-2                 1,799,568.96              0.00       212,446,323.21         2,817,951.10              0.00
          A-3                   599,861.89              0.00        70,816,098.42           941,170.67              0.00
          B-1                         0.00              0.00        29,240,000.00           143,016.09              0.00
          B-2                         0.00              0.00        15,622,000.00            78,964.87              0.00
          B-3                         0.00              0.00        11,616,000.00            67,217.92              0.00
          B-4                         0.00              0.00         4,007,326.83            25,777.13              0.00
          B-5                         0.00              0.00        16,027,306.65           103,095.65              0.00
           XP                         0.00              0.00                 0.00            41,459.79              0.00
          B-IO                        0.00              0.00         6,408,867.35           996,835.49              0.00
           R                          0.00              0.00                 0.00                 0.00              0.00
          R-X                         0.00              0.00                 0.00                 0.00              0.00

Totals                        5,998,568.78              0.00       791,076,568.89        10,840,321.55              0.00


This report has been compiled from information provided to Wells Fargo Bank, N.A., by various third parties, which may include the Servicer, Master Servicer, Special Servicer and others.
Wells Fargo Bank, N.A., has not independently confirmed the accuracy of information received from these third parties and assumes no duty to do so. Wells Fargo Bank, N.A., expressly disclaims any responsibility for the accuracy or completeness of information furnished by third parties.

All Record Dates are based upon the governing documents and logic set forth as of closing.



                                             Principal Distribution Statement

         Class                      Original           Beginning            Scheduled        UnScheduled         Accretion
                                        Face         Certificate            Principal          Principal
                                      Amount             Balance         Distribution       Distribution
          A-1                 430,916,000.00      428,491,784.35                 0.00       3,599,137.93              0.00
          A-2                 215,458,000.00      214,245,892.18                 0.00       1,799,568.96              0.00
          A-3                  71,820,000.00       71,415,960.31                 0.00         599,861.89              0.00
          B-1                  29,240,000.00       29,240,000.00                 0.00               0.00              0.00
          B-2                  15,622,000.00       15,622,000.00                 0.00               0.00              0.00
          B-3                  11,616,000.00       11,616,000.00                 0.00               0.00              0.00
          B-4                   4,006,000.00        4,007,326.83                 0.00               0.00              0.00
          B-5                  16,022,000.00       16,027,306.65                 0.00               0.00              0.00
           XP                           0.00                0.00                 0.00               0.00              0.00
          B-IO                  6,408,419.32        6,408,867.35                 0.00               0.00              0.00
           R                            0.00                0.00                 0.00               0.00              0.00
          R-X                           0.00                0.00                 0.00               0.00              0.00

Totals                        801,108,419.32      797,075,137.67                 0.00       5,998,568.78              0.00


                                      Principal Distribution Statement (continued)

         Class                    Realized             Total               Ending             Ending               Total
                                      Loss         Principal          Certificate        Certificate           Principal
                                                   Reduction              Balance         Percentage        Distribution
          A-1                         0.00      3,599,137.93       424,892,646.43         0.98602198        3,599,137.93
          A-2                         0.00      1,799,568.96       212,446,323.21         0.98602198        1,799,568.96
          A-3                         0.00        599,861.89        70,816,098.42         0.98602198          599,861.89
          B-1                         0.00              0.00        29,240,000.00         1.00000000                0.00
          B-2                         0.00              0.00        15,622,000.00         1.00000000                0.00
          B-3                         0.00              0.00        11,616,000.00         1.00000000                0.00
          B-4                         0.00              0.00         4,007,326.83         1.00033121                0.00
          B-5                         0.00              0.00        16,027,306.65         1.00033121                0.00
           XP                         0.00              0.00                 0.00         0.00000000                0.00
          B-IO                        0.00              0.00         6,408,867.35         1.00006991                0.00
           R                          0.00              0.00                 0.00         0.00000000                0.00
          R-X                         0.00              0.00                 0.00         0.00000000                0.00

Totals                               $0.00      5,998,568.78       791,076,568.89         0.98747754        5,998,568.78



                                            Principal Distribution Factors Statement

         Class                    Original             Beginning              Scheduled           UnScheduled          Accretion
                                      Face           Certificate              Principal             Principal
                                    Amount               Balance           Distribution          Distribution
          A-1               430,916,000.00          994.37427329             0.00000000            8.35229588         0.00000000
          A-2               215,458,000.00          994.37427332             0.00000000            8.35229585         0.00000000
          A-3                71,820,000.00          994.37427332             0.00000000            8.35229588         0.00000000
          B-1                29,240,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          B-2                15,622,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          B-3                11,616,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          B-4                 4,006,000.00         1000.33121068             0.00000000            0.00000000         0.00000000
          B-5                16,022,000.00         1000.33121021             0.00000000            0.00000000         0.00000000
           XP                         0.00            0.00000000             0.00000000            0.00000000         0.00000000
          B-IO                6,408,419.32         1000.06991272             0.00000000            0.00000000         0.00000000
           R                          0.00            0.00000000             0.00000000            0.00000000         0.00000000
          R-X                         0.00            0.00000000             0.00000000            0.00000000         0.00000000


                                      Principal Distribution Factors Statement (continued)

         Class                  Realized                 Total                 Ending               Ending                 Total
                                    Loss             Principal            Certificate          Certificate             Principal
                                                     Reduction                Balance           Percentage          Distribution
          A-1                 0.00000000            8.35229588           986.02197744           0.98602198            8.35229588
          A-2                 0.00000000            8.35229585           986.02197742           0.98602198            8.35229585
          A-3                 0.00000000            8.35229588           986.02197744           0.98602198            8.35229588
          B-1                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          B-2                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          B-3                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          B-4                 0.00000000            0.00000000          1000.33121068           1.00033121            0.00000000
          B-5                 0.00000000            0.00000000          1000.33121021           1.00033121            0.00000000
           XP                 0.00000000            0.00000000             0.00000000           0.00000000            0.00000000
          B-IO                0.00000000            0.00000000          1000.06991272           1.00006991            0.00000000
           R                  0.00000000            0.00000000             0.00000000           0.00000000            0.00000000
          R-X                 0.00000000            0.00000000             0.00000000           0.00000000            0.00000000


NOTE: All classes per $1,000 denomination.



                                                 Interest Distribution Statement

         Class                Accrual         Accrual        Current         Beginning             Current            Payment of
                               Dates           Days      Certificate      Certificate/             Accrued        Unpaid Interest
                                                                Rate          Notional            Interest          Shortfall (1)
                                                                               Balance
          A-1            05/25/07 - 06/24/07    31          5.49000%    428,491,784.35        2,025,694.91                   0.00
          A-2            05/25/07 - 06/24/07    31          5.52000%    214,245,892.18        1,018,382.14                   0.00
          A-3            05/25/07 - 06/24/07    31          5.55000%     71,415,960.31          341,308.78                   0.00
          B-1            05/25/07 - 06/24/07    31          5.68000%     29,240,000.00          143,016.09                   0.00
          B-2            05/25/07 - 06/24/07    31          5.87000%     15,622,000.00           78,964.87                   0.00
          B-3            05/25/07 - 06/24/07    31          6.72000%     11,616,000.00           67,217.92                   0.00
          B-4            05/25/07 - 06/24/07    31          7.47000%      4,007,326.83           25,777.13               1,688.55
          B-5            05/25/07 - 06/24/07    31          7.47000%     16,027,306.65          103,095.65               6,753.37
           XP                            N/A    N/A         0.00000%              0.00                0.00                   0.00
          B-IO                           N/A    N/A         0.00000%      6,408,867.35                0.00                   0.00
           R                             N/A    N/A         0.00000%              0.00                0.00                   0.00
          R-X                            N/A    N/A         0.00000%              0.00                0.00                   0.00

Totals                                                                                        3,803,457.49               8,441.92



                                          Interest Distribution Statement (continued)

         Class                     Current       Non-Supported              Total           Remaining                   Ending
                                  Interest            Interest           Interest     Unpaid Interest             Certificate/
                              Shortfall(1)           Shortfall       Distribution        Shortfall(1)                 Notional
                                                                                                                       Balance
          A-1                         0.00                0.00       2,025,694.91                0.00           424,892,646.43
          A-2                         0.00                0.00       1,018,382.14                0.00           212,446,323.21
          A-3                         0.00                0.00         341,308.78                0.00            70,816,098.42
          B-1                         0.00                0.00         143,016.09                0.00            29,240,000.00
          B-2                         0.00                0.00          78,964.87                0.00            15,622,000.00
          B-3                         0.00                0.00          67,217.92                0.00            11,616,000.00
          B-4                     1,688.55                0.00          25,777.13                0.00             4,007,326.83
          B-5                     6,753.37                0.00         103,095.65                0.00            16,027,306.65
           XP                         0.00                0.00          41,459.79                0.00                     0.00
          B-IO                        0.00                0.00         996,835.49                0.00             6,408,867.35
           R                          0.00                0.00               0.00                0.00                     0.00
          R-X                         0.00                0.00               0.00                0.00                     0.00

Totals                            8,441.92                0.00       4,841,752.77                0.00

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls, if applicable.

                                             Interest Distribution Factors Statement

         Class                      Original        Current               Beginning                Current           Payment of
                                        Face    Certificate             Certificate/               Accrued       Unpaid Interest
                                      Amount           Rate                 Notional              Interest         Shortfall (1)
                                                                             Balance
          A-1                 430,916,000.00       5.49000%             994.37427329            4.70090438            0.00000000
          A-2                 215,458,000.00       5.52000%             994.37427332            4.72659238            0.00000000
          A-3                  71,820,000.00       5.55000%             994.37427332            4.75228042            0.00000000
          B-1                  29,240,000.00       5.68000%            1000.00000000            4.89111115            0.00000000
          B-2                  15,622,000.00       5.87000%            1000.00000000            5.05472219            0.00000000
          B-3                  11,616,000.00       6.72000%            1000.00000000            5.78666667            0.00000000
          B-4                   4,006,000.00       7.47000%            1000.33121068            6.43463055            0.42150524
          B-5                  16,022,000.00       7.47000%            1000.33121021            6.43463051            0.42150605
           XP                           0.00       0.00000%               0.00000000            0.00000000            0.00000000
          B-IO                  6,408,419.32       0.00000%            1000.06991272            0.00000000            0.00000000
           R                            0.00       0.00000%               0.00000000            0.00000000            0.00000000
          R-X                           0.00       0.00000%               0.00000000            0.00000000            0.00000000

                                        Interest Distribution Factors Statement (continued)

         Class                     Current         Non-Supported                Total      Remaining Unpaid                Ending
                                  Interest              Interest             Interest              Interest           Certificate/
                              Shortfall(1)             Shortfall         Distribution          Shortfall(1)               Notional
                                                                                                                           Balance
          A-1                   0.00000000            0.00000000           4.70090438            0.00000000           986.02197744
          A-2                   0.00000000            0.00000000           4.72659238            0.00000000           986.02197742
          A-3                   0.00000000            0.00000000           4.75228042            0.00000000           986.02197744
          B-1                   0.00000000            0.00000000           4.89111115            0.00000000          1000.00000000
          B-2                   0.00000000            0.00000000           5.05472219            0.00000000          1000.00000000
          B-3                   0.00000000            0.00000000           5.78666667            0.00000000          1000.00000000
          B-4                   0.42150524            0.00000000           6.43463055            0.00000000          1000.33121068
          B-5                   0.42150605            0.00000000           6.43463051            0.00000000          1000.33121021
           XP                   0.00000000            0.00000000           0.00000000            0.00000000             0.00000000
          B-IO                  0.00000000            0.00000000         155.55091517            0.00000000          1000.06991272
           R                    0.00000000            0.00000000           0.00000000            0.00000000             0.00000000
          R-X                   0.00000000            0.00000000           0.00000000            0.00000000             0.00000000

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls, if applicable.

NOTE: All classes per $1,000 denomination.


                                        Certificateholder Account Statement

                                                CERTIFICATE ACCOUNT

Beginning Balance                                                                                              0.00

Deposits
     Payments of Interest and Principal                                                               10,595,935.69
     Reserve Funds and Credit Enhancements                                                                     0.00
     Proceeds from Repurchased Loans                                                                     276,870.61
     Servicer Advances                                                                                   170,158.72
     Gains & Subsequent Recoveries (Realized Losses)                                                           0.00
     Prepayment Penalties                                                                                 41,459.79
     Swap/Cap Payments                                                                                     8,968.10
Total Deposits                                                                                        11,093,392.91

Withdrawals
     Swap Payments                                                                                             0.00
     Reserve Funds and Credit Enhancements                                                                     0.00
     Total Administration Fees                                                                           253,071.36
     Payment of Interest and Principal                                                                10,840,321.55
Total Withdrawals (Pool Distribution Amount)                                                          11,093,392.91

Ending Balance                                                                                                 0.00


Servicer Advances are calculated as delinquent scheduled principal and interest.





                                PREPAYMENT/CURTAILMENT INTEREST SHORTFALL
Total Prepayment/Curtailment Interest Shortfall                                                      0.00
Servicing Fee Support                                                                                0.00

Non-Supported Prepayment/Curtailment Interest Shortfall                                              0.00


                                        ADMINISTRATION FEES
Gross Servicing Fee*                                                                    249,085.98
Trustee Fee - Wells Fargo Bank, N.A.                                                      3,985.38
Supported Prepayment/Curtailment Interest Shortfall                                           0.00

Total Administration Fees                                                               253,071.36

*Servicer Payees include: EMC MORTGAGE CORPORATION


                                                   Reserve and Guaranty Funds

                                       Account Name           Beginning             Current           Current             Ending
                                                                Balance         Withdrawals          Deposits            Balance
                                       Reserve Fund                0.00                0.00              0.00               0.00
                  Adjustable Rate Supplemental Fund                0.00                0.00              0.00               0.00
                           Class XP Reserve Account                0.00           41,459.79         41,459.79               0.00
                                                           Hedge Funds

                                       Account Name                            Funds In (A)      Funds Out(B)  Net Amount(A - B)

    Corridor Contract Payment # 5283837 / 5283838 *                                    0.00              0.00               0.00
    Corridor Contract Payment # 5283872 / 5283873 *                                    0.00              0.00               0.00
    Corridor Contract Payment # 5283878 / 5283879 *                                    0.00              0.00               0.00
    Corridor Contract Payment # 5283884 / 5283885 *                                    0.00              0.00               0.00
    Corridor Contract Payment # 5283890 / 5283891 *                                1,793.80              0.00           1,793.80
    Corridor Contract Payment # 5283898 / 5283899 *                                7,174.30              0.00           7,174.30

NOTE: * Corridor Counterparty: ABN AMRO BANK N.V.


                                                          Collateral Statement

                                                                            Total
 Collateral Description                                                 Mixed ARM
 Weighted Average Coupon Rate                                            7.594360
 Weighted Average Net Rate                                               7.219360
 Weighted Average Pass-Through Rate                                      7.213360
 Weighted Average Remaining Term                                              356
 Principal And Interest Constant                                     3,044,120.25
 Beginning Loan Count                                                       2,023
 Loans Paid in Full                                                            17
 Ending Loan Count                                                          2,006
 Beginning Scheduled Balance                                       797,075,137.67
 Ending Scheduled Balance                                          791,076,568.89
 Actual Ending Collateral Balance                                  789,167,267.87
 Scheduled Principal                                               (2,000,276.16)
 Unscheduled Principal                                               7,998,844.94
 Negative Amortized Principal                                                0.00
 Scheduled Interest                                                  5,044,396.41
 Servicing Fees                                                        249,085.98
 Master Servicing Fees                                                       0.00
 Trustee Fee                                                             3,985.38
 FRY Amount                                                                  0.00
 Special Hazard Fee                                                          0.00
 Other Fee                                                                   0.00
 Pool Insurance Fee                                                          0.00
 Spread 1                                                                    0.00
 Spread 2                                                                    0.00
 Spread 3                                                                    0.00
 Net Interest                                                        4,791,325.05
 Realized Loss Amount                                                        0.00
 Cumulative Realized Loss                                                    0.00
 Percentage of Cumulative Losses                                           0.0000
 Prepayment Penalty Waived Amount                                            0.00
 Prepayment Penalty Waived Count                                                0
 Prepayment Penalty Paid Amount                                         41,459.79
 Prepayment Penalty Paid Count                                                  4
 Special Servicing Fee                                                       0.00


                            Additional Reporting - Deal Level



                                 Informational Reporting
Net Deferred Interest                                                                0.00
Net Deferred Interest Class A-1                                                      0.00
Net Deferred Interest Class A-2                                                      0.00
Net Deferred Interest Class A-3                                                      0.00
Net Deferred Interest Class B-1                                                      0.00
Net Deferred Interest Class B-2                                                      0.00
Net Deferred Interest Class B-3                                                      0.00
Net Deferred Interest Class B-4                                                      0.00
Net Deferred Interest Class B-5                                                      0.00
Credit Enhancement Percentage                                                  10.482108%
Three Month Rolling DLQ Average                                                 0.886103%


                                   Structural Reporting
Overcollateralization Amount                                                 6,408,867.35
Overcollateralization Deficiency                                                     0.00
Overcollateralization Release                                                        0.00
Overcollateralization Target Amount                                          6,408,867.35
Excess Spread                                                                  996,309.32
Extra Principal Distribution Amount                                                  0.00


                                 Trigger Event Reporting
Cumulative Loss Test
     Trigger Result                                                                  Pass
     Threshold Value                                                            0.350000%
     Calculated Value                                                           0.000000%
Delinquency Test
     Trigger Result                                                                  Pass
     Threshold Value                                                            2.808870%
     Calculated Value                                                           0.886103%
Trigger Event
     Trigger Result                                                                  Pass


                                                  Delinquency Status

             DELINQUENT          BANKRUPTCY           FORECLOSURE         REO                  Total

             No. of Loans        No. of Loans         No. of Loans        No. of Loans         No. of Loans
             Actual Balance      Actual Balance       Actual Balance      Actual Balance       Actual Balance
0-29 Days                        1                    0                   0                    1
                                 580,347.48           0.00                0.00                 580,347.48

30 Days      30                  1                    0                   0                    31
             14,905,556.91       172,058.81           0.00                0.00                 15,077,615.72

60 Days      8                   0                    0                   0                    8
             3,572,391.00        0.00                 0.00                0.00                 3,572,391.00

90 Days      0                   0                    7                   0                    7
             0.00                0.00                 3,358,604.00        0.00                 3,358,604.00

120 Days     0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

150 Days     0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

180+ Days    0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

Totals       38                  2                    7                   0                    47
             18,477,947.91       752,406.29           3,358,604.00        0.00                 22,588,958.20

             No. of Loans        No. of Loans         No. of Loans        No. of Loans         No. of Loans
             Actual Balance      Actual Balance       Actual Balance      Actual Balance       Actual Balance
0-29 Days                        0.049850%            0.000000%           0.000000%            0.049850%
                                 0.073539%            0.000000%           0.000000%            0.073539%

30 Days      1.495513%           0.049850%            0.000000%           0.000000%            1.545364%
             1.888770%           0.021803%            0.000000%           0.000000%            1.910573%

60 Days      0.398804%           0.000000%            0.000000%           0.000000%            0.398804%
             0.452679%           0.000000%            0.000000%           0.000000%            0.452679%

90 Days      0.000000%           0.000000%            0.348953%           0.000000%            0.348953%
             0.000000%           0.000000%            0.425588%           0.000000%            0.425588%

120 Days     0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

150 Days     0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

180+ Days    0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

Totals       1.894317%           0.099701%            0.348953%           0.000000%            2.342971%
             2.341449%           0.095342%            0.425588%           0.000000%            2.862379%



Current Period Class A Insufficient Funds                                                                  0.00
Principal Balance of Contaminated Properties                                                               0.00
Periodic Advance                                                                                     170,158.72






                REO Detail - All Mortgage Loans in REO during Current Period


  Summary - No REO Information to report this period.




                  REO Loan Detail - All Mortgage Loans in REO during Current Period

                                               Month
                                                Loan            First                                               Original
                              Loan           Entered          Payment                             LTV at           Principal
       Group                Number               REO             Date           State        Origination             Balance


                                  No REO Loans this Period


              REO Loan Detail - All Mortgage Loans in REO during Current Period (continued)

                                               Current           Paid                           Current          Approximate
                              Loan              Actual             To          Months              Loan           Delinquent
       Group                Number             Balance           Date      Delinquent              Rate             Interest

                                        No REO Loans this Period


              Foreclosure Detail - All Mortgage Loans in Foreclosure during Current Period


 Summary                                                          12 Month Foreclosure History*
 New Foreclosure Loans                                            Month     Foreclosure Percentage
     Loans in Foreclosure                      7                  Jul-06            0.000%
     Original Principal Balance     3,358,604.00                  Aug-06            0.000%
     Current Actual Balance         3,358,604.00                  Sep-06            0.000%
                                                                  Oct-06            0.000%
 Current Foreclosure Total                                        Nov-06            0.000%
     Loans in Foreclosure                      7                  Dec-06            0.000%
     Original Principal Balance     3,358,604.00                  Jan-07            0.000%
     Current Actual Balance         3,358,604.00                  Feb-07            0.000%
                                                                  Mar-07            0.000%
                                                                  Apr-07            0.000%
                                                                  May-07            0.000%
                                                                  Jun-07            0.426%

                                                               *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                               remittance report can be viewed online at www.ctslink.com.




           Foreclosure Loan Detail - All Mortgage Loans in Foreclosure during Current Period

                                                  Month
                                                   Loan              First                                            Original
                                  Loan          Entered            Payment                            LTV at         Principal
        Group                   Number               FC               Date          State        Origination           Balance
       Summary              0017960741         Jun-2007        01-Feb-2007             CA              80.00        840,000.00
       Summary              0018030056         Jun-2007        01-Feb-2007             CA              80.00        368,000.00
       Summary              0018031039         Jun-2007        01-Feb-2007             AZ              80.00        624,000.00
       Summary              0018067454         Jun-2007        01-Feb-2007             NV              79.99        225,900.00
       Summary              0018105064         Jun-2007        01-Feb-2007             CA              80.00        491,904.00
       Summary              0018130724         Jun-2007        01-Feb-2007             CA              80.00        428,000.00
       Summary              0018167676         Jun-2007        01-Feb-2007             VA              80.00        380,800.00


           Foreclosure Loan Detail - All Mortgage Loans in Foreclosure during Current Period (continued)

                                                 Current              Paid                        Current          Approximate
                                   Loan           Actual                To         Months            Loan           Delinquent
        Group                    Number          Balance              Date     Delinquent            Rate             Interest
       Summary               0017960741       840,000.00       01-Jan-2007              3          7.750%            23,841.73
       Summary               0018030056       368,000.00       01-Jan-2007              3          7.375%             9,867.03
       Summary               0018031039       624,000.00       01-Jan-2007              3          8.125%            18,690.94
       Summary               0018067454       225,900.00       01-Jan-2007              3          7.875%             6,529.97
       Summary               0018105064       491,904.00       01-Jan-2007              3          8.125%            14,734.24
       Summary               0018130724       428,000.00       01-Jan-2007              3          8.125%            12,820.09
       Summary               0018167676       380,800.00       01-Jan-2007              3          8.250%            11,605.61


              Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period



 Summary                                                            12 Month Bankruptcy History*
 New Bankruptcy Loans                                             Month    Bankruptcy Percentage
     Loans in Bankruptcy                       1                  Jul-06            0.000%
     Original Principal Balance       171,200.00                  Aug-06            0.000%
     Current Actual Balance           172,058.81                  Sep-06            0.000%
                                                                  Oct-06            0.000%
 Current Bankruptcy Total                                         Nov-06            0.000%
     Loans in Bankruptcy                       2                  Dec-06            0.000%
     Original Principal Balance       747,200.00                  Jan-07            0.000%
     Current Actual Balance           752,406.29                  Feb-07            0.000%
                                                                  Mar-07            0.000%
                                                                  Apr-07            0.000%
                                                                  May-07            0.073%
                                                                  Jun-07            0.095%

                                                               *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                               remittance report can be viewed online at www.ctslink.com.



           Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period

         Group                      Loan     Month Loan          First        State            LTV at           Original
                                  Number        Entered        Payment                     Origination         Principal
                                             Bankruptcy           Date                                           Balance
        Summary               0017553942       May-2007    01-Mar-2007           CA              80.00        576,000.00
        Summary               0018068866       Jun-2007    01-Feb-2007           IL              80.00        171,200.00


           Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period (continued)

        Group                     Loan            Current        Paid To       Months          Current       Approximate
                                Number             Actual           Date    Delinquent       Loan Rate        Delinquent
                                                  Balance                                                       Interest
       Summary              0017553942         580,347.48    01-May-2007           0            7.625%          7,003.72
       Summary              0018068866         172,058.81    01-Mar-2007           1            7.875%          3,234.26

               Realized Loss Detail Report - Loans with Losses during Current Period


Summary
                                   # Loans              Prior          Realized            Current
                                      with             Actual       Loss/(Gain)               Loss
         Group                      Losses            Balance            Amount         Percentage
         Total                           0               0.00              0.00             0.000%



               Realized Loss Loan Detail Report - Loans With Losses during Current Period

                                                  Original          Current
                                  Loan           Principal             Note                          LTV at         Original
       Group                    Number             Balance             Rate           State     Origination             Term

                                                    No Losses this Period


              Realized Loss Loan Detail Report - Loans With Losses during Current Period (continued)

                                                    Prior                           Cumulative
                                  Loan             Actual          Realized           Realized
       Group                    Number            Balance       Loss/(Gain)        Loss/(Gain)

                                     No Losses this Period

                                                   Realized Loss Report - Collateral


    Summary - No Realized Loss Information to report this period.

Calculation Methodology:
Monthly Default Rate (MDR): sum(Beg Scheduled Balance of Liquidated Loans)/ sum(Beg Scheduled Balance).
Conditional Default Rate (CDR): 1-((1-MDR)^12)
SDA Standard Default Assumption: If WAS is less than or equal to 30 then CDR / (WAS * 0.02) else if WAS is greater than 30 and less than or equal to 60 then CDR / 0.6 else if WAS is greater than 60 and less than or equal to 120 then CDR / (0.6 -
((WAS - 60) * 0.0095)) else if WAS is greater than 120 then CDR / 0.03
Cumulative Loss Severity: Sum (Realized Losses) / Sum (Ending Actual Balance for loans that have experienced a loss).











                     Prepayment Penalty Detail - Prepayment Penalty Paid during Current Period


                                                                                 Prepayment            Prepayment
 Summary                                  Loan                 Prior                Penalty               Penalty
                                         Count               Balance                 Amount                Waived
 Total                                       4          1,388,216.57              41,459.79                  0.00

               Prepayment Penalty Loan Detail - Prepayment Penalty Paid during Current Period

                                           Paid In                            Prepayment         Prepayment
                              Loan            Full             Prior             Penalty            Penalty
        Group               Number            Date           Balance              Amount             Waived
       Summary          0017529918      05/31/2007        441,808.63           12,876.90               0.00
       Summary          0017547084      05/23/2007        290,855.24            8,310.07               0.00
       Summary          0017559386      05/31/2007        247,473.41            7,590.75               0.00
       Summary          0018145581      06/01/2007        408,079.29           12,682.07               0.00

                                                     Prepayment Rates

  Summary
     SMM                                   CPR                                      PSA
     Current Month            1.001%       Current Month             11.372%        Current Month               1,384.830%
     3 Month Average          0.699%       3 Month Average            8.050%        3 Month Average             1,305.072%
     12 Month Average         0.000%       12 Month Average           0.000%        12 Month Average                0.000%


                CPR: Current vs. 12mo Average*                               PSA: Current vs. 12mo Average*
          Month        Current        12mo Avg.                        Month        Current        12mo Avg.



         Jul-2006          N/A           N/A                          Jul-2006          N/A           N/A
         Aug-2006          N/A           N/A                          Aug-2006          N/A           N/A
         Sep-2006          N/A           N/A                          Sep-2006          N/A           N/A
         Oct-2006          N/A           N/A                          Oct-2006          N/A           N/A
         Nov-2006          N/A           N/A                          Nov-2006          N/A           N/A
         Dec-2006          N/A           N/A                          Dec-2006          N/A           N/A
         Jan-2007          N/A           N/A                          Jan-2007          N/A           N/A
         Feb-2007          N/A           N/A                          Feb-2007          N/A           N/A
         Mar-2007       1.848%           N/A                          Mar-2007     836.131%           N/A
         Apr-2007       6.188%           N/A                          Apr-2007   1,469.313%           N/A
         May-2007       6.589%           N/A                          May-2007   1,061.074%           N/A
         Jun-2007      11.372%           N/A                          Jun-2007   1,384.830%           N/A

     *The text reported in the above table is presented        *The text reported in the above table is presented
     graphically on the monthly bond remittance report. The    graphically on the monthly bond remittance report. The
     monthly bond remittance report can be viewed online at    monthly bond remittance report can be viewed online at
     www.ctslink.com.                                          www.ctslink.com.



Calculation Methodology:
Single Month Mortality (SMM):  (Partial and full prepayments + Repurchases) / (Beginning Scheduled Balance - Scheduled
Principal)
Conditional PrePayment Rate (CPR):  1 - ((1 - SMM)^12)
PSA Standard Prepayment Model:  100 * CPR / (0.2 * MIN(30,WAS))
Weighted Average Seasoning (WAS):  sum((Original Term - Remaining Term)*(Current Scheduled Balance/Deal Scheduled Principal
Balance))







                                                  Modifications

                         Beginning         Current
              Loan       Scheduled       Scheduled          Prior        Modified          Prior         Modified
            Number         Balance         Balance           Rate            Rate         Payment         Payment

                                      No Modifications this Period

                                                          Substitutions
                               Loans Repurchased                                         Loans Substituted

                         Current                                                      Current
            Loan       Scheduled       Current          Current          Loan        Scheduled       Current           Current
          Number         Balance          Rate          Payment        Number          Balance          Rate           Payment

                                                No Substitutions this Period

                                         Repurchases

                                     Current
               Loan                Scheduled                 Current                  Current
             Number                  Balance                    Rate                  Payment

                                  No Repurchases this Period


                                       Breaches

                                   Current
               Loan              Scheduled        Current               Current
             Number                Balance           Rate               Payment
         0017537259             275,150.91         7.875%              1,106.63

Loans reported as breaches were repurchased due to a breach of the representations and warrants of the governing transaction document(s).




                     Interest Rate Stratification

                                Summary

            Current     Number of         Outstanding    Percentage of
      Interest Rate         Loans           Scheduled       Balance(%)
           Range(%)                        Balance($)
            < 5.250             0                0.00            0.000
     5.250    5.499             1          417,278.48            0.053
     5.500    5.749             0                0.00            0.000
     5.750    5.999             4        2,006,065.37            0.254
     6.000    6.249             8        4,124,958.66            0.521
     6.250    6.499            13        5,039,590.17            0.637
     6.500    6.749            53       19,494,561.09            2.464
     6.750    6.999           139       51,861,320.28            6.556
     7.000    7.249           220       83,795,157.35           10.593
     7.250    7.499           276      108,330,931.15           13.694
     7.500    7.749           383      148,393,626.63           18.758
     7.750    7.999           424      168,351,067.83           21.281
     8.000    8.249           314      127,341,460.98           16.097
     8.250    8.499           123       52,430,029.96            6.628
     8.500    8.749            23        8,681,327.48            1.097
     8.750    8.999            11        5,428,894.29            0.686
     9.000    9.249             9        3,411,786.82            0.431
     9.250    9.499             1          132,527.41            0.017
     9.500    9.749             3        1,357,987.04            0.172
     9.750    9.999             1          477,997.90            0.060
 >= 10.000                      0                0.00            0.000
              Total         2,006      791,076,568.89          100.000


                                                 SUPPLEMENTAL REPORTING

Closing Date:
February 28, 2007.

Distribution Date:
The 25th day of any month, beginning in the month immediately following the month of the Closing Date, or, if such 25th day is not a Business Day, the Business Day immediately following.

Distribution Account Deposit Date:
The second Business Day prior to each Distribution Date.

Determination Date:
The 15th day (or if such 15th day is not a Business Day, the Business Day immediately preceding such 15th day)
of the month of the Distribution Date.

Record Date:
For any Distribution Date, (i) with respect to the Offered Certificates, the close of business on the Business
Day prior to such Distribution Date and (ii) with respect to the Non-Offered Certificates, the last Business Day of the month preceding the month in which such Distribution Date occurs.

Paying Agent:
The Trustee.

Trustee:
Wells Fargo Bank, National Association, or its successor in interest, or any successor trustee appointed as herein provided.

Sponsor:
EMC, as mortgage loan seller under the Mortgage Loan Purchase Agreement.

EMC:
EMC Mortgage Corporation, and any successor thereto.

Servicer:
As of the Closing Date, EMC Mortgage Corporation and, thereafter, its respective successors in interest that meet the qualifications of this Agreement.

Business Day:
Any day other than (i) a Saturday or a Sunday, or (ii) a day on which the New York Stock Exchange or Federal Reserve is closed or on which banking institutions in any jurisdiction in which the Trustee, the Custodian or the Servicer are authorized or obligated by law or executive order to be closed.

LIBOR Business Day:
Any day other than a Saturday or a Sunday or a day on which banking institutions in the city of London, England are required or authorized by law to be closed.

LIBOR Determination Date:
With respect to each Class of Offered Certificates and the Class B-5 Certificates and for the first Interest Accrual
Period, February 26, 2007. With respect to each Class of Offered Certificates and the Class B-5 Certificates and
any Interest Accrual Period thereafter, the second LIBOR Business Day preceding the commencement of such Interest
Accrual Period.

One-Month LIBOR:
With respect to any Interest Accrual Period, the rate determined by the Trustee on the related LIBOR Determination
Date on the basis of the rate for U.S. dollar deposits for one month that appears on Telerate Screen Page 3750 as of 11:00 a.m. (London time) on such LIBOR Determination Date; provided that the parties hereto acknowledge that One-Month LIBOR for the first Interest Accrual Period shall  be the rate determined by the Trustee two Business
Days prior to the Closing Date. If such rate does not appear on such page (or such other page as may replace that page on that service, or if such service is no longer offered, such other service for displaying One-Month LIBOR or comparable rates as may be reasonably selected by the Trustee), One-Month LIBOR for the applicable Interest
Accrual Period will be the Reference Bank Rate. If no such quotations can be obtained by the Trustee and no Reference
Bank Rate is available, One-Month LIBOR will be One-Month LIBOR applicable to the preceding Interest Accrual Period.
The Trustee's determination of One-Month LIBOR for any Interest Accrual Period shall, in the absence of manifest error, be final and binding.

Interest Accrual Period:
For each of the Offered Certificates and the Class B-5 Certificates and for any Distribution Date, the period commencing on the Distribution Date in the month preceding the month in which a Distribution Date occurs (or the
Closing Date, in the case of the first Interest Accrual Period) and ending on the day immediately prior to such
Distribution Date.

Net Deferred Interest:
On any Distribution Date, Deferred Interest on the related Mortgage Loans during the related Due Period net of
Principal Prepayments in full, partial Principal Prepayments, Net Liquidation Proceeds, Repurchase Proceeds and
scheduled principal payments, in that order, included in Available Funds and such Distribution Date and available to be distributed on the Certificates on such Distribution Date. With respect to any Class A Certificate or Class
B Certificate as of any Distribution Date, the Net Deferred Interest will be an amount equal to the product of
(1) the difference, if any between (a) the lesser of (i) the Pass-Through Rate for such Class of Certificates without regard to the Net Rate Cap on such Distribution Date and (ii) the Net Rate Cap on such Distribution Date and (b) the Adjusted Rate Cap for such Distribution Date, (2) the Current Principal Amount of such Certificate immediately prior to such Distribution Date, and (3) the actual number of days in such Interest Accrual Period divided by 360.

Startup Day:
February 28, 2007.

Corridor Counterparty:
ABN AMRO Bank N.V.

